Intangible assets - Amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Abstract]
Cost of sales	$ 42	$ 42	$ 41
General and administration expenses	191	213	221
Total amortization expense	$ 233	$ 255	$ 262